Commitments - Schedule of Operating Lease Payments (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Statement Line Items [Line Items]
Minimum payments	$ 516,628	$ 516,628	$ 41,625
Crude Pty. Ltd. [Member]
Statement Line Items [Line Items]
Location		60-66 Hanover Street Fitzroy, Victoria 3065 Australia
Landlord		Crude Pty. Ltd.
Use		Office / laboratory
Date of expiry of lease		August 31, 2021
Minimum payments		$ 487,837
Mid-Town Partners LLC [Member]
Statement Line Items [Line Items]
Location		1300 Baxter Street, Suite 157, Charlotte, North Carolina
Landlord		Mid-Town Partners LLC
Use		Office
Date of expiry of lease		Month to month
Minimum payments		$ 28,791